Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Derivative Instruments Liabilities [Member] - Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities [Abstract]
Total Liabilities	$ 16	$ 18,751	$ 3,785
Level 3 [Member]
Liabilities [Abstract]
Total Liabilities	$ 16	$ 18,751	$ 3,785